Intangible Assets - Additional Information (Detail) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statements [Line Items]
Impairment of intangible assets	$ (5,463,000)	$ 0	[1]	$ (8,000)	[1]
Capitalization Of Share Based Payments	$ 819,000	$ 0		$ 0
Vietnam marketplace [Member]
Statements [Line Items]
Decrease in the growth rate		5.10%
Decrease in EV/S	1.6x
Malaysia marketplace CGU [Member]
Statements [Line Items]
Decrease in the growth rate		5.70%
Decrease in EV/S	0.3x

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).